Related Parties and Others - Significant Transactions, Trade Accounts and Notes Receivable and Payable Occurred in Normal Course of Business with Related Parties (Paranthetical) (Detail) - KRW (₩)
₩ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Long-term borrowings	₩ 10,230,658	₩ 8,425,195
LG Innotek Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Deposits received from lease agreement	180,000	₩ 180,000
LG Electronics Inc [member]
Disclosure of transactions between related parties [line items]
Long-term borrowings	₩ 1,000,000